Payables, Accruals and Provisions	12 Months Ended
Dec. 31, 2021
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Payables, Accruals and Provisions
Note 21: Payables, Accruals and Provisions

	December 31,

	2021	2020
Trade payables	227	217
Accruals	950	761
Provisions (see note 22)	107	111
Other current liabilities	79	70
Total payables, accruals and provisions	1,363	1,159